Business Combination - Summary of Company's Shares of Common Stock (Details) - Common Stock [Member]	9 Months Ended
Sep. 30, 2022 shares
Legacy Amprius [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
BusinessAcquisitionEquityInterestsIssuedOrIssuableNumberOfSharesIssued	65,777
PIPE investment [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
BusinessAcquisitionEquityInterestsIssuedOrIssuableNumberOfSharesIssued	2,052
Kensington [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
BusinessAcquisitionEquityInterestsIssuedOrIssuableNumberOfSharesIssued	16,340
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
BusinessAcquisitionEquityInterestsIssuedOrIssuableNumberOfSharesIssued	84,169